Segmental analyses - Additional Information (Details) £ in Millions		12 Months Ended
		Dec. 31, 2024 GBP (£) segment	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure Of Geographical Areas [Line Items]
Reportable segments | segment		3
Revenue	[1]	£ 25,867	£ 27,283	£ 27,655
Non-current assets		104,605	104,530
Intangible assets		94,276	95,562	129,075
Investments in associates and joint ventures		1,902	1,970
ITC Ltd.
Disclosure Of Geographical Areas [Line Items]
Revenue		7,265	6,805	7,126
Non-current assets		4,456	4,261
Investments in associates and joint ventures		1,762	1,851
Goodwill
Disclosure Of Geographical Areas [Line Items]
Intangible assets		41,129	41,091	47,956
U.S. | Reynolds American
Disclosure Of Geographical Areas [Line Items]
Revenue		11,302	11,985	£ 12,635
Non-current assets		£ 85,843	£ 86,598

[1]	Revenue is net of duty, excise and other taxes of £33,818 million, £36,917 million and £38,527 million for the years ended 31 December 2024, 2023 and 2022, respectively.